Income Tax	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Tax
Note 15 – Income Tax

A.	Details regarding the tax environment of the Company

(1)	Corporate tax rate

The tax rates applicable to the companies operating in Israel for the years 2020-2021 are 23%.

The tax rates applicable to the companies operating in Belgium for the years 2020-2021 are 25%.

B.	Tax Assessments

The Company has final tax assessments through 2012.

C.	Unrecognized carryforward losses and deferred taxes

As at December 31, 2021, the Group has estimated business losses carried forward in the amount of USD 18.2 million. Under current tax legislation in Israel and Belgium, tax losses do not expire. Deferred tax assets have not been recognized in respect of these items, nor in respect of timing differences for research and development expenses carried forward in the amount of USD 4.3 million, since the Company has not yet established the probability that future taxable profit will be available against which the Company can utilize the benefits.